Offerings	Sep. 19, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $.0001 par value per share(2)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 7,500,000
Amount of Registration Fee	$ 1,148.25
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act.Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Pre-Funded Warrants to purchase Common Stock(3)
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act.The proposed maximum aggregate offering price of the common stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering, and, as such, the proposed maximum aggregate offering price of the common stock and Pre-Funded Warrants (including the common stock issuable upon exercise of the Pre-Funded Warrants), if any, is $7,500,000.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying the Pre-Funded Warrants(3)
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act.The proposed maximum aggregate offering price of the common stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering, and, as such, the proposed maximum aggregate offering price of the common stock and Pre-Funded Warrants (including the common stock issuable upon exercise of the Pre-Funded Warrants), if any, is $7,500,000.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Warrants to purchase Common Stock(4)
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act.Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the common stock issuable upon exercise of the warrants.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying the Warrants
Maximum Aggregate Offering Price	$ 7,500,000
Amount of Registration Fee	$ 1,148.25
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Placement Agent Warrants to purchase Common Stock(4)(5)
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act.Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the common stock issuable upon exercise of the warrants.Represents warrants issuable to the Placement Agent, or its designees, to purchase a number of shares of Common Stock equal to 7.0% of the aggregate number of shares of Common Stock and Pre-Funded Warrants being offered in this offering, at an exercise price equal to 125% of the combined public offering price per share of Common Stock and accompanying Warrant.
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying the Placement Agent Warrants
Maximum Aggregate Offering Price	$ 656,250
Amount of Registration Fee	$ 100.47
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act.